CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Cash flows from operating activities:
Net loss	$ (281,771)	$ (73,151)
Adjustments to reconcile net loss to net cash flows from operating activities:
Loss on disposal of property and equipment	(44)
Amortization and depreciation	5,723	7,128
Amortization of debt issuance costs	3,490	1,563
Paid-in-kind interest capitalized to principal of related-party debt obligations	30
Bad debt reserve	(2,631)	4,926
Loss on change in fair value of warrant labilities	1,777	606
Loss on change in fair value of derivatives	72,641
Gain on change in fair value of earn-out liabilities	(68,500)
Excess fair value over the consideration received for SAFE	800
Excess fair value over the consideration received for pre-funded warrant	14,000
Loss on SEPA commitment fee settled in Class A Common Stock	892
Equity-based compensation	94,204	543
Phantom unit expense	6,783	7,242
Gain on forgiveness of debt		(10,900)
Gain on service fee settlement in connection with the Mergers	(12,126)
Deferred income taxes	39	(1,720)
Change in operating assets and liabilities:
Accounts receivable	(20,632)	(2,567)
Contract assets	1,800	(13,627)
Prepaid expenses	(4,421)	(2,470)
Other current assets	(472)	117
Operating right-of-use assets	1,093	(36)
Other noncurrent assets	(180)	(89)
Accounts payable	27,582	5,616
Accrued expenses	29,030	16,670
Contract liabilities	1,285	610
Operating lease liabilities	(1,739)	(522)
Other liabilities	223	200
Net cash flows from operating activities	(131,036)	(59,861)
Cash flows from investing activities:
Property and equipment purchases	(1,406)	(1,971)
Forward purchase option derivative purchase	(68,715)
Settlement of forward purchase option derivative	(6,000)
Intangible asset purchases		(2,031)
Net cash flows from investing activities	(76,121)	(4,002)
Cash flows from financing activities:
Net borrowings on line of credit	21,907	543
Proceeds from debt obligations	7,000	42,254
Repayments of debt obligations	(6,000)	(3,000)
Proceeds from related party debt obligations	3,510
Financing costs paid	(4,021)	(2,771)
Proceeds from warrant exercise		32,490
Proceeds from SAFE	8,000
Proceeds from pre-funded warrant	6,000
Payments for loan commitment asset	(1,447)
Payments of deferred offering costs		(1,057)
Proceeds from the Mergers	196,778
Equity issuance costs	(25,108)
Net cash flows from financing activities	206,619	68,459
Net change in cash and cash equivalents	(538)	4,596
Cash, beginning of year	10,617	6,021
Cash, end of year	10,079	10,617
Supplemental disclosure of cash flow information:
Cash paid for interest	12,234	8,366
Supplemental disclosures of non-cash investing and financing activities:
Exchange of warrant liabilities for Class A and Class V Common Stock	3,311
Conversion of SAFE for Class B Units	8,800
Establishment of earn-out liabilities	74,100
Equity issuance costs accrued but not paid	13,433
Equity issuance costs settled with Class A Common Stock	17,000
Fair value of warrants issued as debt discount		773
Fair value of warrants issued for debt issuance cost	430
Fair value of warrants issued for loan commitment asset	615
Cost accrued for settlement of forward purchase option derivative but not paid	$ 2,000